Organization and Summary of Significant Accounting Policies (Details 2) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization and Summary of Significant Accounting Policies
Options to purchase common stock	83,133,001	40,633,001	83,133,001	58,133,001
Warrants to purchase common stock	68,981,234	27,355,475	68,981,234	27,405,476
Convertible notes	21	21	21	1,156,304
Convertible Series B Preferred stock	1,284,394	492,455	1,255,638	791,170
Total	153,398,650	68,480,952	153,369,894	87,485,950